Statements of Financial Condition (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity in broker trading accounts
Cash	$ 8,084,690	$ 10,049,111	$ 19,020,911
Net unrealized gain on open futures contracts	510,863	1,166,626	976,962
Net unrealized loss on open forward currency contracts	7,876	5,443	48,214
Total equity in broker trading accounts	8,603,429	11,221,180	20,046,087
Cash and cash equivalents	3,342,367	5,265,305	3,097,899
Investments in securities, at fair value	15,739,866	18,124,799	25,671,557
Certificates of deposit, at fair value		250,730	2,306,370
Total assets	27,685,662	34,862,014	51,121,913
Liabilities
Trading Advisor management fees payable	32,045	70,628	56,624
Trading Advisor incentive fees payable	71,219	112,352
Commissions and other trading fees payable on open contracts	4,220	4,923	8,669
Cash Manager fees payable	7,833	5,769	13,574
General Partner fee payable	33,398	41,389	62,439
Selling Agent fees payable - General Partner	17,384	19,416	29,451
Administrative expenses payable - General Partner	21,490	26,737	40,089
Offering expenses payable - General Partner	15,297	19,163	30,206
Broker dealer custodial fee payable - General Partner	2,224	2,977	3,885
Broker dealer servicing fee payable - General Partner	1,813	2,081	2,927
Redemptions payable	345,441	934,506	634,037
Subscriptions received in advance	5,068	62,372	236,268
Total liabilities	557,432	1,302,313	1,118,169
Partners' Capital (Net Asset Value)
General Partner Units - 7,460.6309 units outstanding at December 31, 2013 and December 31, 2012	775,725	794,660	782,908
Limited partners capital	26,352,505	32,765,041	49,220,836
Total partners' capital (net asset value)	27,128,230	33,559,701	50,003,744
Total liabilities and partners' capital (net asset value)	27,685,662	34,862,014	51,121,913
Series A
Partners' Capital (Net Asset Value)
Limited partners capital	10,373,716	11,687,076	17,300,439
Total partners' capital (net asset value)	10,373,716	11,687,076	17,300,439
Series B
Partners' Capital (Net Asset Value)
Limited partners capital	5,362,302	7,060,706	9,133,773
Total partners' capital (net asset value)	5,362,302	7,060,706	9,133,773
Series C
Partners' Capital (Net Asset Value)
Limited partners capital	2,187,362	2,526,789	1,604,266
Total partners' capital (net asset value)	2,187,362	2,526,789	1,604,266
Series I
Partners' Capital (Net Asset Value)
Limited partners capital	8,429,125	11,490,470	21,182,358
Total partners' capital (net asset value)	$ 8,429,125	$ 11,490,470	$ 21,182,358